GAIN FROM DEREGISTRATION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Gain Loss From Deregistration Of Subsidiaries [Abstract]
GAIN FROM DEREGISTRATION OF SUBSIDIARIES
26. GAIN FROM DEREGISTRATION OF SUBSIDIARIES

In 2018, the Company closed several subsidiaries and schools through the deregistration procedures of local governmental and corporate service institutions. Those subsidiaries and schools had no business operations and were in accumulated deficit for years. As a result, the Company recognized gain from deregistration of those subsidiaries and schools in a collective amount of RMB 2,858 in the year of 2018.